SHORT-TERM INVESTMENTS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term investments
Total short-term investments	9,849	14,633
Loans receivable | Mr. P. Fattouche and Mr. M. Fattouche
Short-term investments
Annual interest rate (as a percent)	6.00%
Short-term investments - held to maturity	5,533
Loans receivable | Navigation Information Systems
Short-term investments
Annual interest rate, lowest rate (as a percent)	8.50%
Annual interest rate, highest rate (as a percent)	1000.00%
Short-term investments - held to maturity	132
Loans receivable | Moscow Business Incubator (MBI), a subsidiary of Sistema
Short-term investments
Annual interest rate (as a percent)	10.50%
Short-term investments - held to maturity	52
Deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	4.00%	4.20%
Annual interest rate, highest rate (as a percent)	1600.00%	14.00%
Short-term investments - held to maturity	3,534	5,377
Sistema Notes 2016 (series 04)
Short-term investments
Annual interest rate (as a percent)	7.65%
Short-term investments - available for sale	534
Sistema International Funding S.A. Bonds due 2019
Short-term investments
Annual interest rate (as a percent)	6.95%
Short-term investments - available for sale	42
Deposits at MTS Bank
Short-term investments
Annual interest rate (as a percent)		8.70%
Short-term investments - held to maturity		5,081
Mutual investment fund "Reservnyi", managed by "DIK"
Short-term investments
Short-term investments - available for sale		4,154
Other loans
Short-term investments
Short-term investments - held to maturity	22	21